Award Timing Disclosure	12 Months Ended
Sep. 30, 2025
Award Timing Disclosures [Line Items]
Award Timing Method
The Committee approves all equity awards to our NEOs on or before the grant date. We have not granted stock options for over five fiscal years and stock option grants are not currently part of our compensation strategy. If the Committee anticipates granting stock options in the future, the Committee will consider good practices with respect to the timing of any stock option grants to NEOs.